Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash	$ 272,630	$ 426,913
Prepaid expenses	42,209	79,481
Other receivable (Note 6)	45,199
Total current assets	360,038	506,394
Investments held in trust account	73,284,700	71,419,358
Total non-current assets		71,419,358
Total Assets	73,644,738	71,925,752
Current Liabilities:
Total Current Liabilities	219,730	103,860
Total Liabilities	219,730	103,860
Commitments and contingencies
Ordinary shares subject to possible redemption (6,900,000 shares at $10.35 per share)	73,284,700	71,419,358
Shareholders’ Equity:
Preferred shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 2,266,500 shares issued and outstanding	227	227
Additional paid-in capital
Retained Earnings	140,081	402,307
Total Shareholders’ Equity	140,308	402,534
Total Liabilities and Shareholders’ Equity	73,644,738	71,925,752
Nonrelated Party [Member]
Current Liabilities:
Accrued expenses	189,730	78,610
Related Party [Member]
Current Liabilities:
Accrued expenses	$ 30,000	$ 25,250